Other Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	£ 111	£ 125
Other	2,368	2,456
Other liabilities	£ 2,479	£ 2,581